John Hancock Fundamental Large Cap Core Fund Average Annual Total Returns - Class NAV [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent	10.32%	11.71%	12.59%
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.50%	9.41%	10.66%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.94%	8.92%	9.87%